Unaudited condensed consolidated interim statement of cash flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Profit/(loss) for the period	$ 679,620	$ 336,866
Adjustments for:	(392,766)	148,027
Depreciation of tangible assets	80,529	111,109
Depreciation of intangible assets	1,348	798
Provisions	(163)	(149)
Income tax (benefits)/expenses	4,364	(1,820)
Share of profit of equity-accounted investees, net of tax	(2,570)	9
Net finance expense	45,980	60,144
(Gain)/loss on disposal of assets	(502,547)	(22,064)
(Gain)/loss on disposal of subsidiaries	(19,707)	0
Changes in working capital requirements	12,767	(33,886)
Change in cash guarantees	(44,494)	(25)
Change in inventory	757	(1,615)
Change in receivables from contracts with customers	45,353	(21,652)
Change in accrued income	3,770	(10,809)
Change in deferred charges	4,002	(7,728)
Change in other receivables	8,356	(1,568)
Change in trade payables	3,331	17,031
Change in accrued payroll	(865)	636
Change in accrued expenses	(15,216)	(6,058)
Change in deferred income	1,735	(511)
Change in other payables	6,038	(736)
Change in provisions for employee benefits	0	(851)
Income taxes paid during the period	(4,253)	(6,268)
Interest paid	(42,489)	(56,001)
Interest received	13,910	12,842
Net cash from (used in) operating activities	266,789	401,580
Net cash from (used in) investing activities
Acquisition of vessels and vessels under construction	(444,570)	(208,629)
Proceeds from the sale of vessels	1,511,765	40,523
Acquisition of other tangible assets	(3,077)	(511)
Acquisition of intangible assets	(386)	(42)
Proceeds from the sale of other (in)tangible assets	2,000	0
Net cash on deconsolidation / sale of subsidiaries	822	0
Investments in other companies	(45,000)	0
Net cash paid in business combinations and joint ventures	(1,149,886)	0
Lease payments received from finance leases	782	944
Advances on proceeds from the sale of vessels	0	27,500
Net cash from (used in) investing activities	(127,550)	(140,215)
Net cash from (used in) financing activities
(Purchase of) Proceeds from sale of treasury shares	(126,913)	1,501
Proceeds from new borrowings	1,365,022	746,013
Repayment of borrowings	(206,701)	(402,652)
Repayment of lease liabilities	(32,291)	(11,586)
Repayment of commercial paper	(213,545)	(220,157)
Repayment of sale and leaseback	(100,980)	(41,907)
Transaction costs related to issue of loans and borrowings	(4,477)	(3,919)
Dividends paid	(903,331)	(346,671)
Net cash from (used in) financing activities	(223,216)	(279,378)
Net increase (decrease) in cash and cash equivalents	(83,977)	(18,013)
Net cash and cash equivalents at the beginning of the period	429,370	179,929
Effect of changes in exchange rates	(1,494)	2,616
Net cash and cash equivalents at the end of the period	343,899	164,532
of which restricted cash	$ 0	$ 0